Intangible assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Balance at beginning	£ 31,172	£ 41,339	£ 13,094
Additions
Balance at end	27,647	31,172	41,339
Carrying Amount [Member]
Statement Line Items [Line Items]
Balance at beginning	48,595	43,392	14,903
Additions	778	19	3
Acquired in business combinations			27,941
Foreign exchange	(2,668)	5,192	545
Disposals		(8)
Balance at end	46,705	48,595	43,392
Accumulated Amortisation [Member]
Statement Line Items [Line Items]
Balance at beginning	17,423	2,053	1,809
Amortisation charge for the year	1,577	3,583	236
Impairment	1,500	11,413
Foreign exchange	(1,442)	374	8
Balance at end	19,058	17,423	2,053
In-Process Research and Development ("IPRD") [Member]
Statement Line Items [Line Items]
Balance at beginning	10,800	10,800	10,800
Balance at end	10,078	10,800	10,800
In-Process Research and Development ("IPRD") [Member] | Carrying Amount [Member]
Statement Line Items [Line Items]
Balance at beginning	12,600	12,600	12,600
Additions	778
Acquired in business combinations
Foreign exchange
Disposals
Balance at end	13,378	12,600	12,600
In-Process Research and Development ("IPRD") [Member] | Accumulated Amortisation [Member]
Statement Line Items [Line Items]
Balance at beginning	1,800	1,800	1,800
Amortisation charge for the year
Impairment	1,500
Foreign exchange
Balance at end	3,300	1,800	1,800
Product and Marketing Rights [Member]
Statement Line Items [Line Items]
Balance at beginning	5,873	18,078
Balance at end	4,117	5,873	18,078
Product and Marketing Rights [Member] | Carrying Amount [Member]
Statement Line Items [Line Items]
Balance at beginning	21,481	18,321
Additions
Acquired in business combinations			17,989
Foreign exchange	(1,625)	3,160	332
Disposals
Balance at end	19,856	21,481	18,321
Product and Marketing Rights [Member] | Accumulated Amortisation [Member]
Statement Line Items [Line Items]
Balance at beginning	15,608	243
Amortisation charge for the year	1,574	3,578	235
Impairment		11,413
Foreign exchange	(1,443)	374	8
Balance at end	15,739	15,608	243
Goodwill [Member]
Statement Line Items [Line Items]
Balance at beginning	14,488	12,456	2,291
Balance at end	13,444	14,488	12,456
Goodwill [Member] | Carrying Amount [Member]
Statement Line Items [Line Items]
Balance at beginning	14,488	12,456	2,291
Additions
Acquired in business combinations			9,952
Foreign exchange	(1,044)	2,032	213
Disposals
Balance at end	13,444	14,488	12,456
Goodwill [Member] | Accumulated Amortisation [Member]
Statement Line Items [Line Items]
Balance at beginning
Amortisation charge for the year
Impairment
Foreign exchange
Balance at end
IT and Website Costs [Member]
Statement Line Items [Line Items]
Balance at beginning	11	5	3
Balance at end	8	11	5
IT and Website Costs [Member] | Carrying Amount [Member]
Statement Line Items [Line Items]
Balance at beginning	26	15	12
Additions		19	3
Acquired in business combinations
Foreign exchange	1
Disposals		(8)
Balance at end	27	26	15
IT and Website Costs [Member] | Accumulated Amortisation [Member]
Statement Line Items [Line Items]
Balance at beginning	15	10	9
Amortisation charge for the year	3	5	1
Impairment
Foreign exchange	1
Balance at end	£ 19	£ 15	£ 10